Common Stock and Additional Paid-in Capital - Net loss Attributable to DryShips and Transfers to the Non-controlling Interest (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net Loss Attributable To DryShips Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to DryShips Inc.	$ (1,499,480)	$ (40,185)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(49,275)	(1,924)
Net transfers to the non-controlling interest	(49,275)	(1,924)
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$ (1,548,755)	$ (42,109)